FINANCIAL ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [Abstract]
Cost At January 1	$ 3,155	$ 1,500
Additions in year	0	2,562
Write off in the year	0	(800)
Fair value remeasured through profit & loss	318	(107)
Cost At December 31	3,473	3,155
Provision for impairment At January 1	(700)	(1,500)
Reversal of impairment in the current year		800
Provision for impairment At December 31	(700)	(700)
Carrying amount At December 31	$ 2,773	$ 2,455